Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB CORPORATE SHARES
Prospectus Date	rr_ProspectusDate	Aug. 30, 2019
AB CORPORATE INCOME SHARES
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION AB Corporate Income Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to earn high current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 140% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	140.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		* The Examples do not include any fees paid at the wrap fee program or fee-based account level.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets in U.S. corporate bonds. The Fund may also invest in U.S. Government securities (other than U.S. Government securities that are mortgage-backed or asset-backed securities), repurchase agreements and forward contracts relating to U.S. Government securities. The Fund normally invests all of its assets in securities that are rated, at the time of purchase, at least BBB- or the equivalent. The Fund will not invest in unrated corporate debt securities. The Fund has the flexibility to invest in long- and short-term fixed-income securities. In making decisions about whether to buy or sell securities, the Adviser will consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates and other general market conditions and the credit quality of individual issuers.

The Fund also may:
  invest in convertible debt securities;
  invest up to 10% of its assets in inflation-indexed securities;
  invest up to 5% of its net assets in preferred stock;
  purchase and sell interest rate futures contracts and options;
  enter into swap transactions;
  invest in zero-coupon securities and “payment-in-kind” debentures;
  make secured loans of portfolio securities; and
  invest in U.S. Dollar-denominated fixed-income securities issued by non-U.S. companies.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and any accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.
  Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.
  Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk.
  Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund’s performance changed from year to year over ten years; and
  how the Fund’s average annual returns for one year, five and ten years compare to those of a broad-based securities market index.
		The performance information does not take into account charges associated with a separate account or wrap fee program or other investment program. If such charges were included, an investor’s return would be lower. The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	how the Fund’s performance changed from year to year over ten years; and how the Fund’s average annual returns for one year, five and ten years compare to those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Through June 30, 2019, the year-to-date unannualized return for the Fund’s shares was 10.83%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Fund’s: Best Quarter was up 13.58%, 2nd quarter, 2009; and Worst Quarter was down -3.79%, 2nd quarter, 2013.
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2018)
AB CORPORATE INCOME SHARES | AB CORPORATE INCOME SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	none	[2]
After 1 Year	rr_ExpenseExampleYear01	none
After 3 Years	rr_ExpenseExampleYear03	none
After 5 Years	rr_ExpenseExampleYear05	none
After 10 Years	rr_ExpenseExampleYear10	none
2009	rr_AnnualReturn2009	28.97%
2010	rr_AnnualReturn2010	10.80%
2011	rr_AnnualReturn2011	7.67%
2012	rr_AnnualReturn2012	10.52%
2013	rr_AnnualReturn2013	(1.32%)
2014	rr_AnnualReturn2014	8.79%
2015	rr_AnnualReturn2015	(0.81%)
2016	rr_AnnualReturn2016	5.75%
2017	rr_AnnualReturn2017	6.34%
2018	rr_AnnualReturn2018	(2.82%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.79%)
1 Year	rr_AverageAnnualReturnYear01	(2.82%)
5 Years	rr_AverageAnnualReturnYear05	3.35%
10 Years	rr_AverageAnnualReturnYear10	7.06%
AB CORPORATE INCOME SHARES | Return After Taxes on Distributions | AB CORPORATE INCOME SHARES
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.36%)
5 Years	rr_AverageAnnualReturnYear05	1.75%
10 Years	rr_AverageAnnualReturnYear10	5.29%
AB CORPORATE INCOME SHARES | Return After Taxes on Distributions and Sales of Fund Shares | AB CORPORATE INCOME SHARES
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.67%)
5 Years	rr_AverageAnnualReturnYear05	1.85%
10 Years	rr_AverageAnnualReturnYear10	4.85%
AB CORPORATE INCOME SHARES | Bloomberg Barclays U.S. Credit Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.11%)
5 Years	rr_AverageAnnualReturnYear05	3.22%
10 Years	rr_AverageAnnualReturnYear10	5.52%

[1]	The Fund does not pay an advisory fee to AllianceBernstein L.P. (the “Adviser”) under the advisory agreement between AB Corporate Shares, on behalf of the Fund, and the Adviser (the “Advisory Agreement”). Shares of the Fund are available only to (i) investors with accounts established under a wrap fee program or other similar fee-based investment program sponsored and maintained by a registered investment adviser or broker-dealer and for which the Adviser is providing advisory and administrative and other similar services for compensation and (ii) institutional advisory clients of the Adviser. Such investors pay a wrap fee, advisory fee or other fee that covers advisory and administrative and other similar services, which fee is paid at the wrap fee program or fee-based account level. Participants in a wrap fee program or other similar fee-based investment program should review the program brochure or literature provided by the sponsor for a discussion of fees and expenses charged.
[2]	Under the Advisory Agreement, the Adviser is contractually responsible for and assumes the obligation for payment of the Fund’s expenses included as “Other Expenses” of the Fund, except certain extraordinary expenses, taxes, brokerage fees and commissions and the costs of borrowing money and other leveraging methods, including interest expenses. This obligation will continue in effect for so long as the Adviser serves as the investment adviser to the Fund pursuant to the Advisory Agreement.